Subsidiary Formation	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Note 7 - Subsidiary Formation	On January 1, 2018, we transferred the assets of our pain relief operations to Premier Biomedical Pain Relief Meds, LLC, a wholly-owned subsidiary formed on September 14, 2017.